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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22438

ING Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Emerging Markets High Dividend Equity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets High Dividend Equity Fund	as of November 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 89.7%
	Belgium: 1.1%
107,813	Oriflame Cosmetics S.A.	$3,032,554	1.1

	Brazil: 12.3%
112,736	Banco do Brasil S.A.	1,155,955	0.4
431,563	BM&F Bovespa S.A.	2,593,256	0.9
297,200	Cia Energetica de Minas Gerais ADR	3,637,728	1.3
403,447	Cia Siderurgica Nacional S.A.	1,980,606	0.7
426,000	EDP - Energias do Brasil S.A.	2,416,286	0.9
94,400	Embraer SA ADR	2,353,392	0.8
80,200	Itau Unibanco Holding S.A.	1,206,303	0.4
356,009	Petroleo Brasileiro SA ADR	6,247,958	2.3
418,763	Porto Seguro SA	4,415,355	1.6
836,000	Tim Participacoes SA	2,942,119	1.1
301,376	Vale SA	5,176,198	1.9
		34,125,156	12.3
	Chile: 1.1%
9,352,671	Enersis SA	3,152,625	1.1

	China: 17.3%
769,000	BOC Hong Kong Holdings Ltd.	2,360,642	0.8
2,504,000	China Communications Services Corp., Ltd.	1,408,596	0.5
4,763,000	China Construction Bank	3,649,560	1.3
1,186,400	China Pacific Insurance Group Co., Ltd.	3,886,308	1.4
5,376,000	China Petroleum & Chemical Corp.	5,694,057	2.1
2,048,000	China Resources Power Holdings Co.	4,592,071	1.7
5,474,000	China Shanshui Cement Group Ltd.	3,735,103	1.3
1,532,000	China Shineway Pharmaceutical Group Ltd.	2,303,765	0.8
1,553,000	CITIC Securities Co. Ltd.	2,921,143	1.1
1,323,000	CNOOC Ltd.	2,825,507	1.0
862,000	Digital China Holdings Ltd.	1,441,040	0.5
3,452,000	Harbin Electric Co. Ltd	2,851,984	1.0
5,653,000	Industrial and Commercial Bank of China Ltd.	3,812,790	1.4
2,492,000	Jiangsu Expressway Co. Ltd.	2,228,350	0.8
3,292,500	Parkson Retail Group Ltd.	2,377,891	0.9
2,503,000	Zhejiang Expressway Co., Ltd.	1,907,340	0.7
		47,996,147	17.3
	Colombia: 1.0%
341,400	Petrominerales Ltd.	2,622,320	1.0

	Czech Republic: 1.8%
84,042	CEZ A/S	2,792,647	1.0
11,246	Komercni Banka AS	2,244,820	0.8
		5,037,467	1.8
	Hong Kong: 5.9%
144,900	China Mobile Ltd. ADR	8,247,708	3.0
1,135,000	Chow Sang Sang Holdings International Ltd.	2,760,801	1.0
6,481,500	Comba Telecom Systems Holdings Ltd.	2,332,716	0.8
24,910,000	Emperor Watch & Jewellery Ltd.	2,986,821	1.1
		16,328,046	5.9
	Hungary: 0.5%
8,599	Richter Gedeon Nyrt	1,411,710	0.5

	India: 5.5%
576,929	Bharat Heavy Electricals Ltd.	2,484,858	0.9
799,373	NTPC Ltd.	2,388,430	0.9
672,258	Oil & Natural Gas Corp., Ltd.	3,273,092	1.2
472,509	Oriental Bank Of Commerce	2,928,624	1.0
102,808	Punjab National Bank	1,482,936	0.5
370,671	Sun TV Network Ltd.	2,783,742	1.0
		15,341,682	5.5
	Indonesia: 2.1%
5,583,000	Indofood Sukses Makmur Tbk PT	3,404,175	1.3
4,783,000	Perusahaan Gas Negara PT	2,255,027	0.8
		5,659,202	2.1
	Malaysia: 3.2%
1,295,600	Berjaya Sports Toto BHD	1,917,104	0.7
1,309,900	CIMB Group Holdings Bhd	3,218,370	1.2
2,274,800	IOI Corp. Bhd	3,710,944	1.3
		8,846,418	3.2
	Poland: 2.2%
548,951	PGE SA	3,194,317	1.1
23,609	Powszechny Zaklad Ubezpieczen SA	2,959,785	1.1
		6,154,102	2.2
	Qatar: 2.6%
176,068	Commercial Bank of Qatar	3,560,234	1.3
89,315	Industries Qatar QSC	3,736,775	1.3
		7,297,009	2.6
	Russia: 4.9%
251,800	CTC Media, Inc.	2,127,710	0.8
855,118	Gazprom OAO ADR	7,601,999	2.7

PORTFOLIO OF INVESTMENTS
ING Emerging Markets High Dividend Equity Fund	as of November 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Russia (continued)
216,649		Mobile Telesystems OJSC ADR	$3,776,192	1.4
			13,505,901	4.9
		Singapore: 1.3%
239,000		United Overseas Bank Ltd.	3,664,142	1.3

		South Africa: 6.3%
334,237		Adcock Ingram Holdings Ltd.	2,005,935	0.7
243,926		Barloworld Ltd.	1,995,840	0.7
287,444		Gold Fields Ltd.	3,523,563	1.3
186,081		MTN Group Ltd.	3,426,689	1.2
77,365		Sasol Ltd.	3,260,367	1.2
273,053		Standard Bank Group Ltd.	3,229,962	1.2
			17,442,356	6.3
		South Korea: 8.8%
86,192		Hite Jinro Co. Ltd.	2,404,775	0.9
311,060		Hyundai Securities Co.	2,346,486	0.8
138,680		Kangwon Land, Inc.	3,959,154	1.4
102,617		KB Financial Group, Inc.	3,383,687	1.2
45,728		KT&G Corp.	3,619,051	1.3
16,282		Posco	4,861,568	1.8
101,000		Woongjin Coway Co., Ltd.	3,721,568	1.4
			24,296,289	8.8
		Taiwan: 6.6%
1,105,959		Cheng Uei Precision Industry Co., Ltd.	2,610,112	0.9
5,956,080		Chinatrust Financial Holding Co., Ltd.	3,454,745	1.3
1,274,000		E Ink Holdings, Inc.	941,725	0.3
120,000		Largan Precision Co. Ltd.	3,281,888	1.2
1,319,700		Powertech Technology, Inc.	1,957,342	0.7
939,000		Synnex Technology International Corp.	1,791,215	0.7
1,231,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,182,765	1.5
			18,219,792	6.6
		Thailand: 1.2%
321,500		PTT PCL	3,350,850	1.2

		Turkey: 1.0%
698,705		Turk Telekomunikasyon AS	2,612,359	1.0

		United Kingdom: 2.1%
545,796		Eurasian Natural Resources Corp.	2,363,047	0.9
144,873		Standard Chartered PLC	3,379,175	1.2
			5,742,222	2.1
		United States: 0.9%
65,676		Southern Copper Corp.	2,384,039	0.9

		Total Common Stock
		(Cost $276,224,227)	248,222,388	89.7
PREFERRED STOCK: 1.1%
		Russia: 1.1%
1,447,466	@	Sberbank of Russia	3,098,451	1.1

		Total Preferred Stock
		(Cost $3,128,672)	3,098,451	1.1

		Total Long-Term Investments
		(Cost $279,352,899)	251,320,839	90.8
SHORT-TERM INVESTMENTS: 9.8%
		Mutual Funds: 9.8%
27,144,051		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $27,144,051)	27,144,051	9.8

		Total Short-Term Investments
		(Cost $27,144,051)	27,144,051	9.8

		Total Investments in Securities (Cost $306,496,950)	$278,464,890	100.6
		Liabilities in Excess of Other Assets	(1,711,741)	(0.6)
		Net Assets	$276,753,149	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt

		Cost for federal income tax purposes is $307,363,172.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$11,980,962
		Gross Unrealized Depreciation	(40,879,244)
		Net Unrealized Depreciation	$(28,898,282)

Sector Diversification	Percentage of Net Assets
Financials	23.3%
Energy	12.7
Materials	8.8
Utilities	8.8
Consumer Discretionary	8.3
Telecommunication Services	6.8
Information Technology	6.6
Industrials	6.2
Consumer Staples	5.9
Health Care	2.0
Telecommunications	1.4
Short-Term Investments	9.8
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Markets High Dividend Equity Fund	as of November 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2012
Asset Table
Investments, at fair value
Common Stock
Belgium	$—	$3,032,554	$—	$3,032,554
Brazil	34,125,156	—	—	34,125,156
Chile	3,152,625	—	—	3,152,625
China	—	47,996,147	—	47,996,147
Colombia	2,622,320	—	—	2,622,320
Czech Republic	2,792,647	2,244,820	—	5,037,467
Hong Kong	8,247,708	8,080,338	—	16,328,046
Hungary	—	1,411,710	—	1,411,710
India	—	15,341,682	—	15,341,682
Indonesia	—	5,659,202	—	5,659,202
Malaysia	—	8,846,418	—	8,846,418
Poland	—	6,154,102	—	6,154,102
Qatar	—	7,297,009	—	7,297,009
Russia	13,505,901	—	—	13,505,901
Singapore	—	3,664,142	—	3,664,142
South Africa	—	17,442,356	—	17,442,356
South Korea	7,340,619	16,955,670	—	24,296,289
Taiwan	—	18,219,792	—	18,219,792
Thailand	—	3,350,850	—	3,350,850
Turkey	—	2,612,359	—	2,612,359
United Kingdom	—	5,742,222	—	5,742,222
United States	2,384,039	—	—	2,384,039
Total Common Stock	74,171,015	174,051,373	—	248,222,388
Preferred Stock	—	3,098,451	—	3,098,451
Short-Term Investments	27,144,051	—	—	27,144,051
Total Investments, at fair value	$101,315,066	$177,149,824	$—	$278,464,890
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(1,350,901)	$—	$(1,350,901)
Total Liabilities	$—	$(1,350,901)	$—	$(1,350,901)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended November 30, 2012.

ING Emerging Markets High Dividend Equity Fund Written OTC Options on November 30, 2012:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
674,500	Barclays Bank PLC	Call on iShares Emerging Markets Index Fund	40.467 USD	12/21/12	$569,662	$(994,729)
669,900	Barclays Bank PLC	Call on iShares Emerging Markets Index Fund	41.584 USD	12/07/12	648,228	(356,172)
			Total Written OTC Options		$1,217,890	$(1,350,901)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ing Emerging Markets High Dividend Equity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2013